Federated Hermes Conservative Microshort Fund
Portfolio of Investments
May 31, 2022 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—30.8%
		Auto Receivables—19.3%
$ 825,119		Chase Auto Credit Linked Notes 2020-2, Class C, 1.139%, 2/25/2028	$ 815,846
299,106		Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	296,202
242,069		Drive Auto Receivables Trust 2019-4, Class C, 2.510%, 11/17/2025	242,179
499,391		Drive Auto Receivables Trust 2021-2, Class A2, 0.360%, 5/15/2024	498,875
1,530,000		General Motors 2020-1, Class A, 0.680%, 8/15/2025	1,491,228
750,000		GM Financial Automobile Leasing Trust 2020-2, Class B, 1.560%, 7/22/2024	746,067
2,300,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class B, 2.356% (1-month USLIBOR +1.350%), 7/25/2025	2,302,888
386,184		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	378,138
700,000		Santander Drive Auto Receivables Trust 2022-2, Class A2, 2.120%, 10/15/2026	697,859
85,178		Santander Retail Auto Lease Trust 2019-B, Class C, 2.770%, 8/21/2023	85,197
945,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	938,066
850,000		Tesla Auto Lease Trust 2020-A, Class B, 1.180%, 1/22/2024	840,554
3,000,000		Tesla Auto Lease Trust 2020-A, Class D, 2.330%, 2/20/2024	2,953,219
725,000		World Omni Auto Receivables Trust 2019-A, Class D, 2.590%, 12/15/2025	722,369
		TOTAL	13,008,687
		Credit Card—0.5%
315,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 1.455% (1-month USLIBOR +0.580%), 2/18/2025	315,147
		Equipment Lease—4.8%
3,000,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	2,963,412
300,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	291,021
		TOTAL	3,254,433
		Other—6.1%
1,878,000		PFS Financing Corp. 2020-B, Class A, 1.210%, 6/15/2024	1,875,036
1,500,000		PFS Financing Corp. 2022-B, Class B, 1.249% (30-DAY AVERAGE SOFR +0.850%), 2/15/2026	1,497,856
703,602		Sofi Consumer Loan Program Trust 2021-1, Class A, 0.490%, 9/25/2030	691,409
		TOTAL	4,064,301
		Student Loans—0.1%
59,824		Navient Student Loan Trust 2018-A, Class A2, 3.190%, 2/18/2042	59,749
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $21,005,478)	20,702,317
	[2]	COMMERCIAL PAPER—11.0%
		Chemicals—2.2%
1,500,000		BASF SE, 0.010%, 6/1/2022	1,499,965
		Energy - Midstream—4.3%
2,900,000		Energy Transfer LP, 1.400%, 6/1/2022	2,899,899
		Finance - Banking—4.5%
1,500,000		Australia & New Zealand Banking Group, Melbourne, 0.930%, 6/1/2022	1,499,282
1,500,000		Westpac Banking Corp. Ltd., Sydney, 1.080%, 6/1/2022	1,499,946
		TOTAL	2,999,228
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $7,398,218)	7,399,092
		NOTES - VARIABLE—1.5%
		Finance - Banking—1.5%
1,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.460%, 6/1/2022 (IDENTIFIED COST $999,943)	1,000,965

Principal Amount or Shares			Value
		CERTIFICATES OF DEPOSIT—1.5%
		Banking—1.5%
$ 1,000,000		MUFG Bank Ltd., 0.440%, 12/7/2022 (IDENTIFIED COST $1,000,000)	$ 990,998
		CORPORATE BOND—1.1%
		Financial Institution - Finance Companies—1.1%
750,000	[1]	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 1.176% (3-month USLIBOR +0.350%), 12/15/2022 (IDENTIFIED COST $750,000)	749,652
		OTHER REPURCHASE AGREEMENTS—16.1%
2,860,000		BNP Paribas S.A. 0.90%, dated 5/31/2022, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,012,500 on 6/1/2022, in which asset-backed securities, with a market value of $510,012,751 have been received as collateral and held with BNY Mellon as tri-party agent.	2,860,000
360,000		ING Financial Markets LLC, 0.89%, dated 5/31/2022, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,001,236 on 6/1/2022, in which corporate bonds, medium-term notes with a market value of $51,001,393 have been received as collateral and held with BNY Mellon as tri-party agent.	360,000
1,900,000		MUFG Securities Americas, Inc., 0.97%, dated 5/31/2022, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,014,819 on 6/1/2022, in which American depositary receipts, common stocks, exchange traded funds, and unit investment trust with a market value of $561,015,117 have been received as collateral and held with BNY Mellon as tri-party agent.	1,900,000
2,860,000		Societe Generale, Paris 0.97%, dated 5/31/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,017,514 on 6/1/2022, in which asset-backed securities, treasury bonds, corporate bonds, collateralized mortgage obligations, medium-term notes, treasury notes and Sovereign with a market value of $663,017,880 have been received as collateral and held with BNY Mellon as tri-party agent.	2,860,000
2,860,000		Standard Chartered Bank, 0.91%, dated 5/31/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,003,792 on 6/1/2022, in which, treasury bonds and treasury notes with a market value of $153,003,883 have been received as collateral and held with BNY Mellon as tri-party agent.	2,860,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $10,840,000)	10,840,000
		INVESTMENT COMPANY—26.1%
17,612,489		Federated Hermes Institutional Money Market Management, Institutional Shares, 0.89%[3] (IDENTIFIED COST $17,608,967)	17,603,683
		TOTAL INVESTMENT IN SECURITIES—88.1% (IDENTIFIED COST $59,602,606)	59,286,707
		OTHER ASSETS AND LIABILITIES - NET—11.9%[4]	7,976,118
		TOTAL NET ASSETS—100%	$67,262,825
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2022, were as follows:
Federated Hermes Institutional Money Market Management, Institutional Shares
Value as of 8/31/2021	$33,446,198
Purchases at Cost	$—
Proceeds from Sales	$(15,837,231)
Change in Unrealized Appreciation/Depreciation	$(5,284)
Net Realized Gain/(Loss)	N/A
Value as of 5/31/2022	$17,603,683
Shares Held as of 5/31/2022	17,612,489
Dividend Income	$32,841
The Fund invests in Federated Hermes Institutional Money Market Management (MMM), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of MMM is to provide current income consistent with stability of principal. Income distributions from MMM are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of MMM, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At May 31, 2022, MMM represents 26.1% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of MMM. Copies of MMM’s financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of a pending transaction as of May 31, 2022.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$20,702,317	$—	$20,702,317
Commercial Paper	—	7,399,092	—	7,399,092
Note - Variable	—	1,000,965	—	1,000,965
Certificates of Deposit	—	990,998	—	990,998
Corporate Bond	—	749,652	—	749,652
Other Repurchase Agreements	—	10,840,000	—	10,840,000
Investment Company	17,603,683	—	—	17,603,683
TOTAL SECURITIES	$17,603,683	$41,683,024	$—	$59,286,707

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
MTN	—Medium Term Note
SOFR	—Secured Overnight Financing Rate